Annual Total Returns [BarChart] - Nuveen Ohio Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.14%
Annual Return 2011	10.27%
Annual Return 2012	8.62%
Annual Return 2013	(4.13%)
Annual Return 2014	10.66%
Annual Return 2015	3.73%
Annual Return 2016	0.15%
Annual Return 2017	4.81%
Annual Return 2018	1.00%
Annual Return 2019	6.83%